Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	SFr 70,009	SFr 81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	115,346	134,839
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	26,496	33,016
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold and securities purchased under resale agreements	70,009	81,513
Deposits paid for securities borrowed	45,337	53,326
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	115,346	134,839
Securities lent or sold under agreements to repurchase
Central bank funds purchased and securities sold under repurchase agreements	20,606	26,106
Deposits received for securities lent	5,890	6,910
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 26,496	SFr 33,016